LEASES (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Leases [Abstract]
Schedule of active leases and total lease term under contract [Table Text Block]
Entity Name/Lessee	Asset	Lease term	Type
Silver State Cultivation LLC	Land/ Building	12	Operating lease
Silver State Relief LLC (Sparks)	Land/ Building	12	Operating lease
Silver State Relief LLC (Fernley)	Land/ Building	12	Operating lease
Phantom Distribution, LLC	Land/ Building	5	Operating lease
63353 Bend, LLC	Land/ Building	5	Operating lease
20727-4 Bend, LLC	Land/ Building	5	Operating lease

Entity Name/Lessee	Asset	Useful life (years)	Type
Swell Companies, LTD	Land/Building	5	Operating lease
Silver State Cultivation LLC	Land/Building	12	Operating lease
Silver State Relief LLC (Sparks)	Land/Building	12	Operating lease
Silver State Relief LLC (Fernley)	Land/Building	12	Operating lease
Megawood Enterprises Inc.	Land/Building	5	Operating lease
Phantom Distribution, LLC	Land/Building	5	Operating lease
63353 Bend, LLC	Land/Building	5	Operating lease
20727-4 Bend, LLC	Land/Building	5	Operating lease
4964 BFH, LLC	Land/Building	5	Operating lease

Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term [Table Text Block]
	January 31, 2023	January 31, 2022
Weighted average discount rate	10%	10%
Weighted average remaining lease term (years)	9.63	10.46

January 31, 2021
Weighted average discount rate	10%
Weighted average remaining lease term (years)	11.32

Schedule of maturity of the contractual undiscounted lease liabilities [Table Text Block]
Year ending January,	$
2024	1,276,262
2025	1,314,551
2026	1,353,987
2027	1,394,607
2028	1,436,445
Thereafter	7,712,494
Total undiscounted lease liabilities	14,488,346
Interest on lease liabilities	(5,534,921)
Total present value of minimum lease payments	8,953,425
Current portion of lease liability	398,723
Lease liability	8,554,702

Year ending January,	Continuing operations	Discontinued operations	Total
			$
2022	1,203,000	420,382	1,623,382
2023	1,239,090	426,184	1,665,274
2024	1,276,263	415,947	1,692,210
2025	1,314,551	144,732	1,459,283
2026	1,353,987	36,399	1,390,386
Thereafter	10,543,546	-	10,543,546
Total undiscounted lease liabilities	16,930,437	1,443,644	18,374,081
Interest on lease liabilities	(7,390,693)	(226,145)	(7,616,838)
Total present value of minimum lease payments	9,539,744	1,217,499	10,757,243
Current portion of lease liability	260,621	314,799	575,420
Non-current portion of lease liability	9,279,123	902,700	10,181,823